Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
this section provides information regarding the relationship of compensation paid to our NEOs relative to our financial performance.
The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025 and 2024.
Pay versus Performance Table*

Year (a)	Summary Compensation Table Total for PEO (1) ($)(b)	Compensation Actually Paid to PEO (1)(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (3) (f)		Net Income ($) (h) (in thousands)
					Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3) (g)
2025	—	(11,261,571)	—	(5,479,067)	291.10	128.10	72,399
2024	24,607,329	90,300,184	11,160,522	46,064,127	380.59	103.53	(41,479)

(1)	The PEO and the non-PEO NEOs for the years ended December 31, 2025 and December 31, 2024 are as follows: PEO—Jason Long; non-PEO NEOs—Scott McNeely, Harrison Bolling and Jason Williams.
(2)
The amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the years ended December 31, 2025 and December 31, 2024 and adjusted as shown in the table below in accordance with applicable SEC rules. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)
The values disclosed in (i) the TSR column represent the measurement period value of an investment of $100 in our Class A shares and (ii) the Peer Performance table is the reference group composed of Farmland Partners Inc., First Industrial Realty Trust, Inc., Franco-Nevada Corporation, Gladstone Land Corporation, OR Royalties Inc., PotlatchDeltic Corporation, Prologis, Inc., Rayonier Inc., Rexford Industrial Realty, Inc, Royal Gold, Inc., Tejon Ranch Co., TPL, The St. Joe Company, Weyerhaeuser Company, Wheaton Precious Metals Corp. (the “Peer Group”), which is the same peer group we used in our Annual Report on Form
10-K
for the year ended December 31, 2025.

	For the year ended December 31, 2025		For the year ended December 31, 2024
PEO Summary Compensation Table (“SCT”) Total		$—	$24,607,329
Add (Subtract)
Fair value of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT		$—	$(23,607,329)
Year-end fair value of awards outstanding and unvested as of the end of the year (for awards granted during the year)		$—	$87,004,680
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the covered year)		$—	$—
Change in fair value of equity awards as of the end of the covered year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)		$(15,263,848)	$1,937,040
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the covered year (for awards granted in years prior)		$1,571,479	$358,464
Amount equal to the fair value of equity awards as of the end of the year preceding the covered year if the award was forfeited during the year		$—	$—
Dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered year)		$2,430,798	$—

COMPENSATION ACTUALLY PAID TO PEO TOTAL		$(11,261,571)	$90,300,184

Non-PEO NEOs Average Summary Compensation Table Total		$—	$11,160,522
Add (Subtract)
Average fair values of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT		$—	$(10,343,855)
Year-end fair value of awards outstanding and unvested as of the end of the covered year (for awards granted during the year)		$—	$43,502,340
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the year)		$—	$—
Change in fair value of equity awards as of the end of the year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)		$(7,321,981)	$1,472,604
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the year (for awards granted in years prior)		$787,054	$272,516
Amount equal to the fair value of equity awards as of the end of the year preceding the year if the award was forfeited during the year	$		$—
Dollar value of any dividends or other earnings paid on equity awards during the year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year)		$1,055,860	$—

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS TOTAL		$(5,479,067)	$46,064,127

Named Executive Officers, Footnote
(1)	The PEO and the non-PEO NEOs for the years ended December 31, 2025 and December 31, 2024 are as follows: PEO—Jason Long; non-PEO NEOs—Scott McNeely, Harrison Bolling and Jason Williams.

Peer Group Issuers, Footnote	The values disclosed in (i) the TSR column represent the measurement period value of an investment of $100 in our Class A shares and (ii) the Peer Performance table is the reference group composed of Farmland Partners Inc., First Industrial Realty Trust, Inc., Franco-Nevada Corporation, Gladstone Land Corporation, OR Royalties Inc., PotlatchDeltic Corporation, Prologis, Inc., Rayonier Inc., Rexford Industrial Realty, Inc, Royal Gold, Inc., Tejon Ranch Co., TPL, The St. Joe Company, Weyerhaeuser Company, Wheaton Precious Metals Corp. (the “Peer Group”), which is the same peer group we used in our Annual Report on Form
10-K
	for the year ended December 31, 2025.
PEO Total Compensation Amount		$ 24,607,329
PEO Actually Paid Compensation Amount	$ (11,261,571)	90,300,184
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the years ended December 31, 2025 and December 31, 2024 and adjusted as shown in the table below in accordance with applicable SEC rules. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	For the year ended December 31, 2025		For the year ended December 31, 2024
PEO Summary Compensation Table (“SCT”) Total		$—	$24,607,329
Add (Subtract)
Fair value of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT		$—	$(23,607,329)
Year-end fair value of awards outstanding and unvested as of the end of the year (for awards granted during the year)		$—	$87,004,680
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the covered year)		$—	$—
Change in fair value of equity awards as of the end of the covered year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)		$(15,263,848)	$1,937,040
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the covered year (for awards granted in years prior)		$1,571,479	$358,464
Amount equal to the fair value of equity awards as of the end of the year preceding the covered year if the award was forfeited during the year		$—	$—
Dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered year)		$2,430,798	$—

COMPENSATION ACTUALLY PAID TO PEO TOTAL		$(11,261,571)	$90,300,184

Non-PEO NEOs Average Summary Compensation Table Total		$—	$11,160,522
Add (Subtract)
Average fair values of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT		$—	$(10,343,855)
Year-end fair value of awards outstanding and unvested as of the end of the covered year (for awards granted during the year)		$—	$43,502,340
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the year)		$—	$—
Change in fair value of equity awards as of the end of the year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)		$(7,321,981)	$1,472,604
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the year (for awards granted in years prior)		$787,054	$272,516
Amount equal to the fair value of equity awards as of the end of the year preceding the year if the award was forfeited during the year	$		$—
Dollar value of any dividends or other earnings paid on equity awards during the year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year)		$1,055,860	$—

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS TOTAL		$(5,479,067)	$46,064,127

Non-PEO NEO Average Total Compensation Amount		11,160,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,479,067)	46,064,127
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in this column are based on total compensation reported for our PEO in the Summary Compensation Table for the years ended December 31, 2025 and December 31, 2024 and adjusted as shown in the table below in accordance with applicable SEC rules. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	For the year ended December 31, 2025		For the year ended December 31, 2024
PEO Summary Compensation Table (“SCT”) Total		$—	$24,607,329
Add (Subtract)
Fair value of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT		$—	$(23,607,329)
Year-end fair value of awards outstanding and unvested as of the end of the year (for awards granted during the year)		$—	$87,004,680
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the covered year)		$—	$—
Change in fair value of equity awards as of the end of the covered year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)		$(15,263,848)	$1,937,040
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the covered year (for awards granted in years prior)		$1,571,479	$358,464
Amount equal to the fair value of equity awards as of the end of the year preceding the covered year if the award was forfeited during the year		$—	$—
Dollar value of any dividends or other earnings paid on equity awards in the covered year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered year)		$2,430,798	$—

COMPENSATION ACTUALLY PAID TO PEO TOTAL		$(11,261,571)	$90,300,184

Non-PEO NEOs Average Summary Compensation Table Total		$—	$11,160,522
Add (Subtract)
Average fair values of equity awards granted during the year as reported in the Stock Awards and Option Awards columns of the SCT		$—	$(10,343,855)
Year-end fair value of awards outstanding and unvested as of the end of the covered year (for awards granted during the year)		$—	$43,502,340
Fair value of equity awards as of the vesting date for awards that vested during covered year (for awards granted during the year)		$—	$—
Change in fair value of equity awards as of the end of the year (as compared to the end of the preceding year) if the award is outstanding and unvested as of the end of the covered year (for awards granted in years prior)		$(7,321,981)	$1,472,604
Change in fair value of equity awards as of the vesting date (compared to the end of the year preceding the year) if the award vested during the year (for awards granted in years prior)		$787,054	$272,516
Amount equal to the fair value of equity awards as of the end of the year preceding the year if the award was forfeited during the year	$		$—
Dollar value of any dividends or other earnings paid on equity awards during the year prior to the vesting date (if such dividends or other earnings were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year)		$1,055,860	$—

AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS TOTAL		$(5,479,067)	$46,064,127

Total Shareholder Return Amount	$ 291.1	380.59
Peer Group Total Shareholder Return Amount	128.1	103.53
Net Income (Loss)	$ 72,399,000	(41,479,000)
PEO Name	Jason Long
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,607,329)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		87,004,680
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,263,848)	1,937,040
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,571,479	358,464
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,430,798
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,343,855)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		43,502,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,321,981)	1,472,604
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,054	$ 272,516
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,055,860